Employee benefits (Details 3) - Present value of defined benefit obligation [member] - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Benefit obligation (Plan assets) as at beginning of the year	$ 5,269	$ 6,785
Service costs	36	38
Past service cost		(1)
Interest costs	442	391
Benefits paid	(614)	(612)
Effect of changes in the actuarial assumptions	35	(306)
Administrative cost and taxes	8	5
Translation adjustment	462	(1,031)
Benefit obligation (Plan assets) as at end of the year	$ 5,638	$ 5,269